Consolidated Statement of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Interest and fees on loans	$ 23,824,000	$ 22,726,000	$ 22,496,000
Interest-bearing deposits in other institutions	33,000	24,000	30,000
Federal funds sold	13,000	14,000	15,000
Investment securities:
Taxable interest	1,467,000	1,896,000	2,514,000
Tax-exempt interest	3,160,000	3,127,000	3,044,000
Dividends on stock	98,000	87,000	79,000
Total interest income	28,595,000	27,874,000	28,178,000
INTEREST EXPENSE
Deposits	3,426,000	3,633,000	4,709,000
Short-term borrowings	194,000	148,000	178,000
Federal funds purchased			7,000
Other borrowings	83,000	118,000	166,000
Trust preferred securities	117,000	171,000	190,000
Total interest expense	3,820,000	4,070,000	5,250,000
NET INTEREST INCOME	24,775,000	23,804,000	22,928,000
Provision for loan losses	315,000	370,000	196,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	24,460,000	23,434,000	22,732,000
NONINTEREST INCOME
Service charges on deposit accounts	1,874,000	1,876,000	1,956,000
Investment securities gains, net	323,000	248,000	11,000
Earnings on bank-owned life insurance	624,000	276,000	280,000
Gains on sale of loans	329,000	237,000
Other income	894,000	951,000	898,000
Total noninterest income	4,044,000	3,588,000	3,145,000
NONINTEREST EXPENSE
Salaries and employee benefits	9,751,000	8,817,000	7,913,000
Occupancy expense	1,253,000	1,108,000	1,231,000
Equipment expense	944,000	963,000	950,000
Data processing costs	1,071,000	917,000	854,000
Ohio state franchise tax	300,000	342,000	618,000
Federal deposit insurance expense	472,000	449,000	516,000
Professional fees	1,247,000	1,086,000	1,174,000
(Gain) loss on other real estate owned	(48,000)	183,000	18,000
Advertising expenses	721,000	488,000	445,000
Other real estate expenses	611,000	387,000	410,000
Directors fees	451,000	403,000	403,000
Other expense	3,264,000	2,667,000	2,298,000
Total noninterest expense	20,077,000	17,850,000	16,870,000
Income before income taxes	8,427,000	9,172,000	9,007,000
Income taxes	1,562,000	1,992,000	1,979,000
NET INCOME	$ 6,865,000	$ 7,180,000	$ 7,028,000
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 3.41	$ 3.52	$ 3.48
Diluted (in Dollars per share)	3.39	3.50	3.47
DIVIDENDS DECLARED PER SHARE (in Dollars per share)	$ 1.07	$ 1.04	$ 1.04
Core Deposits [Member]
NONINTEREST EXPENSE
Core deposit intangible amortization	$ 40,000	$ 40,000	$ 40,000